Other (Income)/Deductions - Net - Footnotes - Collaborative Arrangements (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2018	Apr. 01, 2018	Apr. 02, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2018	Apr. 30, 2018
Licensing Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from licensing arrangement						$ 101
Mylan [Member] | Collaborative Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds received from upfront payments and milestone payments				$ 78
Shire [Member] | Licensing Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from licensing arrangement	$ 35	$ 75			$ 110
Merck [Member] | Collaborative Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds received from upfront payments and milestone payments					40	150
Phase 2b Ready AMPA Receptor Potentiator For CIAS [Member] | Disposed of by Sale, Not Discontinued Operations [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash received for disposition					85				$ 75
Distribution Rights [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain related to sale of intangible assets					62	$ 85
Other Nonoperating Income (Expense) [Member] | Licensing Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds received from upfront payments and milestone payments				$ 52	118
Other Nonoperating Income (Expense) [Member] | Shire [Member] | Licensing Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from licensing arrangement		$ 75					$ 90
Other Nonoperating Income (Expense) [Member] | Merck [Member] | Collaborative Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds received from upfront payments and milestone payments			$ 90		$ 40
Other Nonoperating Income (Expense) [Member] | Phase 2b Ready AMPA Receptor Potentiator For CIAS [Member] | Disposed of by Sale, Not Discontinued Operations [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash received for disposition								$ 75